STOCKHOLDERS' EQUITY (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques	3 Months Ended
Mar. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Abstract]
Volatility	174.00%
Expected term (years)	5 years
Risk-free interest rate	1.53%
Dividend yield	0.00%